INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 519	$ 562	$ 275
Work in process	69	77	107
Finished products	172	134	94
Total inventories	760	773	476
Inventory write-down		$ 643	$ 681